LONG-TERM PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2011
LONG-TERM PREPAYMENTS
Schedule of long-term prepayments

	At December 31,
	2010	2011
Warrants granted to supplier C	$95.3	$—
Long-term prepayments to suppliers	117.8	184.3
Others	0.7	0.8
Total	$213.8	$185.1